BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000				1,000,000
Preferred stock, shares issued	0				0
Preferred stock, shares outstanding	0				0
Temporary equity, shares outstanding		34,500,000	34,500,000	34,500,000
Class A Ordinary shares
Common shares, par value, (per share)	$ 0.0001				$ 0.0001
Common shares, shares authorized	500,000,000				500,000,000
Common shares, shares issued	0				0
Common shares, shares outstanding	0				0
Class A Ordinary shares subject to possible redemption
Common shares, shares issued	34,500,000				34,500,000
Common shares, shares outstanding	34,500,000				34,500,000
Temporary equity, shares outstanding	34,500,000				0
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)	$ 0.0001				$ 0.0001
Common shares, shares authorized	500,000,000				500,000,000
Common shares, shares issued	0				0
Common shares, shares outstanding	0				0
Class B Ordinary shares
Common shares, par value, (per share)	$ 0.0001				$ 0.0001
Common shares, shares authorized	50,000,000				50,000,000
Common shares, shares issued	8,625,000				8,625,000
Common shares, shares outstanding	8,625,000				8,625,000
Number Of Shares Subject To Forfeiture					11,250,000
Class B Ordinary shares | Over-allotment option
Number Of Shares Subject To Forfeiture					1,125,000